SUPPLEMENT DATED JUNE 25, 2004
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
MONTANA TAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.
SOUTH DAKOTA TAX-FREE FUND, INC.

Dated May 1, 2004

TO THE PROSPECTUS AND THE SAI

Effective June 25, 2004, the South Dakota Tax-Free Fund, Inc., is closed.

On April 30, 2004, the Board of Directors of the South Dakota Tax-Free Fund, Inc. (the “Fund”), voted to liquidate and close the Fund permanently.  The Fund will cease operations on June 25, 2004, and will no longer offer shares for public purchase.  As of June 25, 2004, any reference to South Dakota Tax-Free Fund, Inc., in the prospectus and/or in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE